Shareholder Report, Holdings (Details)	May 31, 2026
C000001667 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[1]
C000001667 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000001667 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[1]
C000001667 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[1]
C000001667 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.20%	[1]
C000001667 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000001667 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137705 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[2]
C000137705 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000137705 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[2]
C000137705 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[2]
C000137705 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.20%	[2]
C000137705 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[2]
C000137705 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001664 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[3]
C000001664 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000001664 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[3]
C000001664 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[3]
C000001664 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.20%	[3]
C000001664 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
C000001664 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001668 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[4],[5]
C000001668 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[4],[5]
C000001668 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[4],[5]
C000001668 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.00%	[4],[5]
C000001668 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[4],[5]
C000001668 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137706 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[6],[7]
C000137706 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[6],[7]
C000137706 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[6],[7]
C000137706 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.00%	[6],[7]
C000137706 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[6],[7]
C000137706 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001671 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[8],[9]
C000001671 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[8],[9]
C000001671 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[8],[9]
C000001671 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.00%	[8],[9]
C000001671 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[8],[9]
C000001671 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001675 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[10]
C000001675 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10]
C000001675 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[10]
C000001675 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[10]
C000001675 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.10%	[10]
C000001675 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[10]
C000001675 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137707 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[11]
C000137707 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[11]
C000137707 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[11]
C000137707 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[11]
C000137707 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.10%	[11]
C000137707 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[11]
C000137707 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001672 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[12]
C000001672 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000001672 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[12]
C000001672 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[12]
C000001672 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.10%	[12]
C000001672 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[12]
C000001672 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001676 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[13]
C000001676 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[13]
C000001676 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[13]
C000001676 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[13]
C000001676 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%	[13]
C000001676 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[13]
C000001676 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137708 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[14]
C000137708 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[14]
C000137708 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[14]
C000137708 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[14]
C000137708 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%	[14]
C000137708 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[14]
C000137708 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001679 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[15]
C000001679 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[15]
C000001679 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[15]
C000001679 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[15]
C000001679 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%	[15]
C000001679 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[15]
C000001679 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001683 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[16]
C000001683 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[16]
C000001683 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[16]
C000001683 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[16]
C000001683 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%	[16]
C000001683 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[16]
C000001683 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137709 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[17]
C000137709 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[17]
C000137709 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[17]
C000137709 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[17]
C000137709 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%	[17]
C000137709 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[17]
C000137709 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001680 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[18]
C000001680 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[18]
C000001680 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[18]
C000001680 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[18]
C000001680 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%	[18]
C000001680 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[18]
C000001680 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001684 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[19],[20]
C000001684 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[19],[20]
C000001684 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[19],[20]
C000001684 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[19],[20]
C000001684 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[19],[20]
C000001684 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[19],[20]
C000001684 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000001684 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[21]
C000137710 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[22],[23]
C000137710 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[22],[23]
C000137710 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[22],[23]
C000137710 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[22],[23]
C000137710 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[22],[23]
C000137710 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[22],[23]
C000137710 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000137710 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[24]
C000001687 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[25],[26]
C000001687 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[25],[26]
C000001687 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[25],[26]
C000001687 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[25],[26]
C000001687 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[25],[26]
C000001687 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[25],[26]
C000001687 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000001687 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[27]

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[8]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[9]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[10]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[11]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[12]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[13]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[14]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[15]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[16]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[17]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[18]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[19]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[20]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[21]	Affiliated investment.
[22]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[23]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[24]	Affiliated investment.
[25]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[26]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[27]	Affiliated investment.